Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Equable Shares Hedged Equity Fund
Class Name	Institutional Class
Trading Symbol	EQHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equable Shares Hedged Equity Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equableshares.com/funds. You can also request this information by contacting us at 1-888-898-2024.
Additional Information Phone Number	1-888-898-2024
Additional Information Website	https://www.equableshares.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.04%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Updated Performance Information Location [Text Block]	Visit https://www.equableshares.com/funds for more recent performance information.
Net Assets	$ 244,613,324
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$244,613,324
Number of Holdings	10
Portfolio Turnover	24%

Holdings [Text Block]

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	72.5%
iShares Core S&P 500 ETF	24.0%
Clearshares Ultra-Short Maturity ETF	1.2%

Security Type	(% of net assets)
Exchange Traded Funds	97.7%
Purchased Options	0.8%
Short-Term Investments	0.0%
Written Options	-3.8%
Cash & Other	5.3%

Updated Prospectus Web Address	https://www.equableshares.com/funds

[1]
*	Annualized